UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue, New York, New York 10017-3140
(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.
Credit Suisse Commodity Return Strategy Fund
466 Lexington Avenue
New York, New York  10017-3140

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

June 16, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common Class Shares[1]	7.75%
Class A Shares[1,2]	7.68%
Class C Shares[1,2]	7.25%
Dow Jones-AIG Commodity Index[3]	7.81%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

Market Overview

After a slow start in 2006, following 2005 impressive gains, the Dow Jones-AIG Commodity Index ("DJ-AIG Index") came back strong in March, and particularly in April, to end the semi-annual reporting period with a solid gain. Its 7.8% advance nearly kept pace with the S&P 500 Index4 9.0% surge and decisively outperformed the 0.6% registered by the Lehman Brothers Aggregate Bond Index.4 The Fund lagged the DJ-AIG Index return primarily because of costs incurred making investments that enable us to replicate the DJ-AIG Index.

Aided by strong global economic growth and a weaker Dollar, crude oil, gasoline, copper and zinc all posted record prices during the period. Within the precious metals sector, gold and silver achieved prices not seen in better than two decades. Notably absent from the rally was natural gas, which declined 61% by the end of the period from the high achieved in mid December, a drop attributable to a massive inventory buildup and unexpectedly mild US winter weather.

Outlook and Strategy

With the Dollar's decline as the backdrop, both industrial and precious metal prices appear poised to move higher. Above-forecast demand is providing further support for industrial metals, while the enthusiastic marketplace reception of the new silver ETFs could help boost prices in the precious metal sector. The outlook in energy is not as clear to us. On the one hand, sustained high prices may begin to moderate demand in the short term, although they have yet to do so. On the other, ongoing geopolitical tensions — Iran's determination to acquire nuclear capabilities and civil unrest in the oil producing regions of Nigeria, to cite the two most prominent examples — pose a continuing threat to

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

supplies, which have not yet recovered from the hurricane disruptions of last fall. Long term, in our opinion, the lack of supply to meet energy demand may continue to push the sector higher in the coming years.

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The DJ-AIG Index is weighted among commodity sectors using-dollar adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the DJ-AIG Index, and each sector represented in the DJ-AIG Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a greater or lesser percentage of the DJ-AIG Index and different sectors may represent different proportions of the DJ-AIG Index.

The Fund currently seeks exposure to the DJ-AIG Index by investing primarily in swaps designed to track the performance of the DJ-AIG Index. The Fund may seek to track the performance of the DJ-AIG Index by investing in commodity-linked structured notes and swaps. The Fund has obtained a private letter ruling from the Internal Revenue Service ("IRS") confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended.

In December 2005, the IRS issued a ruling that limits the income derived from commodity-linked swaps to a maximum of 10% of the Fund's gross income after June 30, 2006. The IRS recently issued a revenue ruling extending this deadline to September 30, 2006. During the period up to September 30, 2006, the Fund may invest primarily in either commodity-linked structured notes or swaps.

The Credit Suisse Commodities Management Team

Nelson Louie

Christopher Burton

Andrew S. Lenskold

Kam T. Poon

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

instruments may subject the Fund to greater volatility than investment in traditional securities.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	Since Inception	Inception Date
Common Class	5.03%	13.62%	12/30/04
Class A Without Sales Charge	4.74%	13.28%	12/30/04
Class A With Maximum Sales Charge	1.64%	10.55%	12/30/04
Class C Without CDSC	4.04%	12.52%	12/30/04
Class C With CDSC	3.07%	12.52%	12/30/04

Average Annual Returns as of April 30, 20061

	1 Year	Since Inception	Inception Date
Common Class	19.20%	18.39%	12/30/04
Class A Without Sales Charge	18.99%	18.07%	12/30/04
Class A With Maximum Sales Charge	15.46%	15.40%	12/30/04
Class C Without CDSC	18.11%	17.24%	12/30/04
Class C With CDSC	17.11%	17.24%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was 4.48%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 6.25%.

3  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/ Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard and Poor's division of the McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/01/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,077.50	$1,076.80	$1,072.50
Expenses Paid per $1,000*	$3.61	$4.89	$8.74
Hypothetical 5% Fund Return
Beginning Account Value 11/01/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the fiscal period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Sector Breakdown*

Commercial Paper	67.0%
Variable Rate Corporate Obligations	17.4%
Asset Backed Securities	9.5%
Certificates of Deposit	5.9%
Mortgage Backed Security	0.1%
Short-Term Investment	0.1%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

April 30, 2006 (unaudited)

	Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (66.1%)
ASSET BACKED (59.7%)
	$9,400	Beethoven Funding Corp.	(A-1 , P-1)	06/07/06	4.944	$9,352,564
	10,000	Belmont Funding LLC	(A-1 , P-1)	05/22/06	4.900	9,971,533
	8,950	Broadhollow Funding LLC	(A-1+ , P-1)	05/22/06	4.920	8,924,366
	1,600	Buckingham CDO LLC	(A-1+ , P-1)	06/16/06	4.923	1,590,043
	2,500	Cheyne Finance LLC	(A-1+ , P-1)	05/19/06	4.834	2,494,000
	500	Cheyne Finance LLC	(A-1+ , P-1)	05/23/06	4.800	498,544
	2,500	Cheyne Finance LLC	(A-1+ , P-1)	05/23/06	4.840	2,492,644
	10,000	Golden Fish LLC	(A-1 , P-1)	06/19/06	4.980	9,932,625
	10,000	KKR Pacific Funding Trust	(A-1+ , P-1)	05/04/06	4.844	9,995,975
	9,000	Liberty Harbour CDO, Inc.	(A-1+ , P-1)	05/17/06	4.880	8,980,480
	4,700	Mica Funding LLC	(A-1 , P-1)	05/30/06	5.000	4,681,107
	7,750	Park Sienna LLC	(A-1+ , P-1)	06/06/06	4.960	7,711,715
	1,200	Rhineland Funding Capital Corp.	(NR , P-1)	05/12/06	4.730	1,198,284
	3,600	Rhineland Funding Capital Corp.	(NR , P-1)	05/22/06	4.792	3,590,046
	3,600	Rhineland Funding Capital Corp.	(NR , P-1)	06/15/06	4.950	3,577,815
	10,000	Romulus Funding Corp.	(A-1 , P-1)	07/18/06	5.010	9,892,100
	3,000	Sigma Finance, Inc.	(A-1+ , P-1)	06/29/06	4.622	2,976,648
	10,000	Stanfield Victoria Finance, Ltd.	(A-1+ , P-1)	07/17/06	5.000	9,893,910
	6,000	Tango Finance Corp.	(A-1+ , P-1)	05/02/06	4.650	5,999,227
	1,620	Thornburg Mortgage Capital Resources LLC	(A-1+ , P-1)	05/12/06	4.850	1,617,594
	7,000	Transamerica Securities	(A-1+ , P-1)	05/02/06	4.848	6,999,061
	2,000	Whistlejacket Capital, Ltd.	(A-1+ , P-1)	06/26/06	5.000	1,984,507
	6,500	Whistlejacket Capital, Ltd.	(A-1+ , P-1)	07/25/06	5.053	6,423,417
	1,000	White Pine Finance LLC	(A-1+ , P-1)	05/09/06	4.506	999,020
	10,000	White Pine Finance LLC	(A-1+ , P-1)	07/17/06	5.000	9,892,840
	8,000	Witherspoon CDO Funding Corp.	(A-1+ , P-1)	09/15/06	4.890	7,997,680
TOTAL ASSET BACKED (Cost $149,671,197)						149,667,745
BANKING (1.0%)
	2,450	Depfa Bank PLC (cost $2,428,372)	(A-1+ , P-1)	07/10/06	4.650	2,428,371
DIVERSIFIED FINANCIALS (5.4%)
	1,100	CIT Group, Inc.	(A-1 , P-1)	05/15/06	4.508	1,098,114
	6,400	Cobbler Funding LLC	(A-1 , P-1)	06/28/06	4.940	6,347,078
	6,300	Irish Permanent Trust PLC	(A-1 , P-1)	06/19/06	4.930	6,258,154
TOTAL DIVERSIFIED FINANCIALS (Cost $13,705,949)						13,703,346
TOTAL COMMERCIAL PAPER (Cost $165,805,518)						165,799,462

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (9.3%)
	$239	Ace Securities Corp., Series 2003-0P1, Class A2 #	(AAA , Aaa)	12/25/33	5.319	$239,142
	982	Ace Securities Corp., Series 2004-HE3, Class A2C #	(AAA , Aaa)	11/25/34	5.299	983,150
	236	Ameriquest Mortgage Securities, Inc., Series 2003-12, Class AV2 #	(AAA , Aaa)	11/25/33	5.329	235,957
	445	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2 #	(AAA , Aaa)	09/25/33	5.299	446,580
	273	Ameriquest Mortgage Securities, Inc., Series 2004-IA1, Class A2 #	(AAA , Aaa)	09/25/34	5.369	272,833
	489	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE8, Class A #	(AAA , Aaa)	09/25/34	5.339	490,839
	232	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3 #	(AAA , Aaa)	03/25/34	5.509	232,155
	57	Countrywide Asset-Backed Certificates, Series 2003-BC4, Class 1A #	(AAA , Aaa)	09/25/33	5.229	56,977
	149	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A #	(AAA , Aaa)	03/15/30	5.151	149,702
	116	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A #	(AAA , Aaa)	05/15/35	5.081	115,640
	714	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2 #	(AAA , Aaa)	06/25/34	5.249	715,089
	863	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B #	(AAA , Aaa)	07/25/34	5.369	865,918
	378	Fremont Home Loan Trust, Series 2004-D, Class 1A2 #	(AAA , Aaa)	11/25/34	5.339	378,867
	230	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A #	(AAA , Aaa)	09/15/10	4.941	230,274
	43	Ixis Real Estate Capital Trust, Series 2005-HE2, Class A1 #	(AAA , Aaa)	09/25/35	5.039	43,333
	784	Long Beach Mortgage Loan Trust, Series 2004-3, Class A3 #	(AAA , Aaa)	07/25/34	5.219	784,565
	274	Merrill Lynch Mortgage Investors, Inc., Series 2004-HE1, Class A2 #	(AAA , Aaa)	04/25/35	5.349	275,007
	226	MSDWCC Heloc Trust, Series 2005-1, Class A #	(AAA , Aaa)	07/25/17	5.149	226,106
	8,250	Newcastle CDO, Ltd., Series 2005-6A, Class lM1 #	(AAA , Aaa)	04/24/07	4.970	8,246,700
	477	Novastar Home Equity Loan Trust, Series 2004-3, Class A3D #	(AAA , Aaa)	12/25/34	5.319	478,455
	133	Option One Mortgage Loan Trust, Series 2003-3, Class A2 #	(AAA , Aaa)	06/25/33	5.259	133,842
	28	Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class AI1 #	(AAA , Aaa)	05/25/24	5.099	28,233
	166	Securitized Asset Backed Receivables LLC, Series 2005-FR2, Class A2A #	(AAA , Aaa)	03/25/35	5.049	166,450
	432	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2 #	(AAA , Aaa)	05/25/35	5.229	433,306
	7,156	Wind Master Trust Notes Series 2006-I3, Class A1 #	(AAA , Aaa)	08/25/06	4.959	7,156,000
TOTAL ASSET BACKED SECURITIES (Cost $23,380,272)						23,385,120

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITY (0.1%)
	$134	Washington Mutual, Series 2005-AR4,			`
		Class A1 (Cost $133,910)	(AAA , Aaa)	04/25/35	3.624	$133,439
CERTIFICATES OF DEPOSIT (5.8%)
BANKING (5.8%)
	8,500	Barclays Bank PLC	(A-1+ , P-1)	02/13/07	5.010	8,479,940
	6,000	Mercantile Safe Deposit Trust, Series 2004-HE1, Class A2 #	(AA- , Aa3)	05/22/07	4.910	5,998,020
TOTAL CERTIFICATES OF DEPOSIT (Cost $14,498,055)						14,477,960
VARIABLE RATE CORPORATE OBLIGATIONS (17.2%)
DIVERSIFIED FINANCIALS (17.2%)
	6,000	Cheyne Finance LLC, Series MTN1, Notes #‡‡	(AAA , Aaa)	10/16/06	4.871	6,000,870
	3,000	CIT Group, Inc., Series MTN, Global Senior Notes #	(A , A2)	08/31/06	4.960	3,001,233
	3,000	Citigroup, Inc. Global Notes #	(AA- , Aa1)	05/19/06	4.895	3,000,156
	5,000	Countrywide Financial Corp., Series MTNA, Global Company Guaranteed Notes #	(A , A3)	06/20/06	5.010	4,999,005
	6,000	Dorada Finance, Inc., Series MTN #‡‡	(AAA , Aaa)	04/25/08	5.090	6,001,458
	6,000	Five Finance, Inc., Series MTN, Company Guaranteed Notes #‡‡	(AAA , Aaa)	09/15/06	4.851	6,000,516
	5,150	General Electric Capital Corp., Series MTN, Global Notes #‡‡§	(AAA , Aaa)	09/18/06	5.060	5,152,472
	3,000	Goldman Sachs Group, Inc., Series MTNB, Notes #	(A+ , Aa3)	08/01/06	4.866	3,000,792
	6,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes #‡‡	(AAA , Aaa)	03/23/07	4.895	5,999,610
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $43,151,484)						43,156,112
UNITED STATES TREASURY OBLIGATION (0.0%)
	70	United States Treasury Bills ‡‡ (Cost $69,914)	(AAA , Aaa)	05/11/06	4.310	69,914
Number of Shares
SHORT-TERM INVESTMENTS (0.5%)
	1,022,500	State Street Navigator Prime Portfolio §§				1,022,500
Par (000)
$174	State Street Bank and Trust Co. Euro Time Deposit		05/01/06	3.850		174,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,196,500)						1,196,500
TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $248,235,653)						248,218,507
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)						2,570,070
NET ASSETS (100.0%)						$250,788,577

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Total Return Swaps
Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Expiration Date	Notional Amount	Unrealized Depreciation
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	5/25/06	$252,715,565	$(2,355,124)

  INVESTMENT ABBREVIATIONS

  MTN  =  Medium Term Note

  MTN1  =  Medium Term Note, Series 1

  MTNA  =  Medium Term Note, Series A

  MTNB  =  Medium Term Note, Series B

  NR  =  Not Rated

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2006.

‡‡  Collateral segregated for futures contracts.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,022,500 (Cost $248,235,653) (Note 2)	$248,218,507[1]
Cash	94
Receivable for fund shares sold	2,731,942
Due from broker for closed swap contracts (Note 2)	723,194
Interest receivable	349,503
Prepaid expenses and other assets	92,189
Total Assets	252,115,429
Liabilities
Advisory fee payable (Note 3)	43,602
Administrative services fee payable (Note 3)	41,016
Distribution fee payable (Note 3)	41,556
Payable upon return of securities loaned (Note 2)	1,022,500
Payable for fund shares redeemed	56,134
Variation margin payable (Note 2)	18,438
Trustees' fee payable	3,609
Other accrued expenses payable	99,997
Total Liabilities	1,326,852
Net Assets
Capital stock, $0.001 par value (Note 6)	21,767
Paid-in capital (Note 6)	237,518,822
Undistributed net investment income	1,034,397
Accumulated net realized gain on investments, futures contracts and swap contracts	14,574,308
Net unrealized depreciation from investments, futures contracts and swap contracts	(2,360,717)
Net Assets	$250,788,577
Common Shares
Net assets	$63,226,761
Shares outstanding	5,482,998
Net asset value, offering price, and redemption price per share	$11.53
A Shares
Net assets	$175,903,938
Shares outstanding	15,271,649
Net asset value, offering price, and redemption price per share	$11.52
Maximum offering price per share (net asset value/(1-3.00%))	$11.88
C Shares
Net assets	$11,657,878
Shares outstanding	1,012,618
Net asset value and redemption price per share	$11.51

1  Including $1,000,312 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Investment Income (Note 2)
Interest	$4,116,716
Securities lending	203
Total investment income	4,116,919
Expenses
Investment advisory fees (Note 3)	463,551
Administrative services fees (Note 3)	157,549
Distribution fees (Note 3)
Class A	154,982
Class C	38,612
Transfer agent fees (Note 3)	79,719
Printing fees (Note 3)	37,516
Offering costs (Note 3)	33,992
Registration fees	29,527
Audit and tax fees	15,876
Legal fees	15,752
Trustees' fees	10,632
Custodian fees	9,880
Insurance expense	3,327
Commitment fees (Note 4)	1,790
Miscellaneous expense	4,022
Total expenses	1,056,727
Less: fees waived (Note 3)	(214,162)
Net expenses	842,565
Net investment income	3,274,354
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, and Swap Contracts
Net realized loss from investments	(11,609)
Net realized gain from futures contracts	221,639
Net realized gain from swap contracts	14,374,061
Net change in unrealized appreciation (depreciation) from investments	102,467
Net change in unrealized appreciation (depreciation) from futures contracts	1,826
Net change in unrealized appreciation (depreciation) from swap contracts	(2,355,123)
Net realized and unrealized gain from investments, futures contracts and swap contracts	12,333,261
Net increase in net assets resulting from operations	$15,607,615

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period Ended October 31, 2005[1]
From Operations
Net investment income	$3,274,354	$1,744,732
Net realized gain from investments, futures contracts and swap contracts	14,584,091	8,604,041
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(2,250,830)	(109,887)
Net increase in net assets resulting from operations	15,607,615	10,238,886
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(932,998)	(495,741)
Class A shares	(1,877,191)	(831,811)
Class C shares	(79,619)	(19,814)
Distributions from net realized gains
Common Class shares	(2,883,677)	—
Class A shares	(5,418,265)	—
Class C shares	(304,976)	—
Net decrease in net assets resulting from dividends and distributions	(11,496,726)	(1,347,366)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	137,244,425	186,333,387
Reinvestment of dividends and distributions	6,785,714	804,195
Net asset value of shares redeemed	(59,084,080)[3]	(34,397,473)
Net increase in net assets from capital share transactions	84,946,059	152,740,109
Net increase in net assets	89,056,948	161,631,629
Beginning of period	161,731,629	100,000[2]
End of period	$250,788,577	$161,731,629
Undistributed net investment income	$1,034,397	$649,851

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  The Fund was seeded on December 1, 2004 and commenced operations on December 30, 2004.

3  Net of $14,282 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout the Period)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.21	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.66	1.39
Total from investment operations	0.87	1.62
REDEMPTION FEES	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.15)
Distributions from net realized gains	(0.62)	—
Total dividends and distributions	(0.81)	(0.15)
Net asset value, end of period	$11.53	$11.47
Total return[4]	7.75%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$63,227	$48,207
Ratio of expenses to average net assets[5]	0.70%	0.70%
Ratio of net investment income to average net assets[5]	3.72%	2.53%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[5]	0.23%	0.80%
Portfolio turnover rate	7%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout the Period)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.19	0.23
Net gain on investments, futures contracts and and swap contracts (both realized and unrealized)	0.67	1.36
Total from investment operations	0.86	1.59
REDEMPTION FEES	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.14)
Distributions from net realized gains	(0.62)	—
Total dividends and distributions	(0.79)	(0.14)
Net asset value, end of period	$11.52	$11.45
Total return[4]	7.68%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$175,904	$108,431
Ratio of expenses to average net assets[5]	0.95%	0.95%
Ratio of net investment income to average net assets[5]	3.47%	2.28%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[5]	0.23%	0.80%
Portfolio turnover rate	7%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout the Period)

	For the Six Months Ended April 30, 2006 (unaudited)	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.15	0.17
Net gain on investments, futures contracts and and swap contracts (both realized and unrealized)	0.66	1.36
Total from investment operations	0.81	1.53
REDEMPTION FEES	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.10)
Distributions from net realized gains	(0.62)	—
Total dividends and distributions	(0.73)	(0.10)
Net asset value, end of period	$11.51	$11.43
Total return[4]	7.25%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11,658	$5,094
Ratio of expenses to average net assets[5]	1.70%	1.70%
Ratio of net investment income to average net assets[5]	2.72%	1.53%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[5]	0.23%	0.80%
Portfolio turnover rate	7%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension, or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Trustees of funds advised by Credit Suisse or its affiliates and (6) Credit Suisse or its affiliates. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends,

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund has gained exposure to the commodities market by entering into commodity-linked swaps on the Dow Jones AIG Commodity Index ("DJ-AIG Index"). On December 16, 2005
and June 2, 2006, the IRS issued rulings that would cause certain income from commodity-linked swaps not to be considered Qualifying Income earned by the Fund after September 30, 2006. The application of these rulings will not permit the Fund to invest in commodity-linked swaps after September 30, 2006 in the manner that it has since inception. As a result, the income the Fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after September 30, 2006 must be limited to a maximum of 10 percent of its gross income. Although the rulings have no impact on the operations of the Fund through September 30, 2006, the Fund is evaluating possible alternatives that would enable the Fund to continue to qualify as a regulated investment company after September 30, 2006. The Fund may seek to track the performance of the DJ-AIG Index through investing in structured notes designed to track the performance of the DJ-AIG Index. On June 1, 2006, the Fund received a private letter ruling from the IRS which confirms that the Fund's use of certain structured notes designed to track the performance of the DJ-AIG Index will produce Qualifying Income. If the Fund is unable to ensure continued qualification, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. A liquidation would subject investors to tax on the difference between the liquidating distribution and their basis in their shares, if those shares are held in a taxable account. The status of commodity-linked structured notes in which the Fund may invest remains uncertain under the Qualifying Income and other RIC requirements. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2006, the Fund had the following open futures contracts:

Futures Contract	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation
U.S. Treasury 2 Year Notes Futures	(118)	06/30/06	$(24,052,208)	$(24,040,656)	$11,552

H) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2006, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $14,983 of which $14,691 was rebated to borrowers (brokers). The Fund retained $203 in income from the cash collateral investment and SSB, as a lending agent, was paid $89. The Fund may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

J) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2006, investment advisory fees earned and voluntarily waived were $463,551 and $214,162, respectively.

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were $92,710.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $64,839.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2006, the Fund reimbursed Credit Suisse $2,409, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Fund that they retained $64,939 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $206 for its services to the Fund.

The Fund reimbursed Credit Suisse for offering costs in the amount of $291,619 that have been paid for by Credit Suisse. Offering costs, including initial registration costs, were deferred and were charged to expenses during the Fund's first year of operation, which ended December 30, 2005. For the period November 1, 2005 though December 30, 2005, $33,992 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006 and during the six months ended April 30, 2006, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $44,554,034 and $2,600,229, respectively.

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $248,235,653, $13,450, $(30,596) and $(17,146), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Period Ended October 31, 2005 [1,2]
	Shares	Value	Shares	Value
Shares sold	3,235,355	$35,801,825	6,256,152	$66,913,391
Shares issued in reinvestment of dividends and distributions	21,028	237,947	1,263	14, 869
Shares redeemed	(1,977,069)	(21,714,681)	(2,053,731)	(22,211,127)
Net increase	1,279,314	$14,325,091	4,203,684	$44,717,133
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Period Ended October 31, 2005 [1,3]
	Shares	Value	Shares	Value
Shares sold	8,502,833	$94,561,687	10,437,176	$114,232,081
Shares issued in reinvestment of dividends and distributions	551,066	6,258,123	67,348	773,758
Shares redeemed	(3,251,529)	(36,522,618)	(1,035,245)	(11,981,062)
Net increase	5,802,370	$64,297,192	9,469,279	$103,024,777
	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Period Ended October 31, 2005 [1,2]
	Shares	Value	Shares	Value
Shares sold	617,695	$6,880,913	461,504	$5,187,915
Shares issued in reinvestment of dividends and distributions	25,515	289,644	1,337	15,568
Shares redeemed	(76,172)	(846,781)	(17,261)	(205,284)
Net increase	567,038	$6,323,776	445,580	$4,998,199

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  The Classes were seeded on December 1, 2004 with initial capital of $10 and 1 share.

3  The Class was seeded on December 1, 2004 with initial capital of $99,980 and 9,998 shares.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	82%
Class A	2	52%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement, the Board of Trustees of the Commodity Return Strategy Fund, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered that Credit Suisse Asset Management, LLC ("Credit Suisse") had waived the entire advisory fee for the Fund's initial fiscal period (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in the relevant expense group ("Peer Group") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV and its record of compliance with the federal securities laws. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, both junior and senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Commodity Return Strategy Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance of the Fund since inception through the period ended August 31, 2005, along with comparisons, for the presented period, to the Peer Group. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group.

The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over the period.

Credit Suisse Profitability

The Board received, analyzed and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of its relationships with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

Credit Suisse Commodity Return Strategy Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board considered the standards applied and performance achieved in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  the Contractual Advisory Fee and the Net Advisory Fee, which were both the lowest of the Fund's Peer Group, were considered reasonable.

•  the Fund's return for the comparison period of 18.48% was in line with its benchmark (slightly lower due to the effect of Fund expenses that do not apply to the benchmark), while its performance for the comparison period was the lowest of its Peer Group. However, the Fund's Peer Group consisted of only four funds, including the Fund, and certain of the Peer Group funds were managed against benchmarks different from the Fund's.

•  the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  in light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  in light of the relatively small size of the Fund and the amount of the Contractual Advisory Fee and Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Commodity Return Strategy Fund

Proxy Policy and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-SAR-0406

Item 2. Code of Ethics.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
This item is not applicable to the registrant.

Item 6. Schedule of Investments.
Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006